Consolidated Statements of Loss (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Loss per share basic	$ (0.36)	$ (0.45)	$ (0.24)
Loss per share diluted	$ (0.36)	$ (0.45)	$ (0.24)
Weighted average number of common shares outstanding diluted	45,605,239	39,650,426	30,827,688